Document and Entity Information	9 Months Ended
	Sep. 30, 2011	Nov. 14, 2011
Document and Entity [Abstract]
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Sep 30, 2011
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Registrant Name	Kirin International Holding, Inc.
Entity Central Index Key	0001487843
Entity Common Stock, Shares Outstanding		20,400,016
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3
Document Type	S-1

Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 5,575,876	$ 6,233,301
Restricted cash	873,999	1,563,027
Accounts receivable	1,366,803	1,626,592
Revenue in excess of billings	8,107,500	22,395,290
Prepayments	8,232,175	2,161,176
Other receivables	4,441,538	3,324,533
Receivable from a trust equity owner	2,155,644	0
Due from related parties	986,035	0
Real estate properties and land lots under development	176,299,369	92,419,336
Property and equipment, net	309,382	230,475
Deferred tax assets	771,673	85,452
Total assets	209,119,994	130,039,182
Liabilities
Accounts payable	32,266,604	1,266,428
Income taxes payable	0	22,152
Other taxes payable	3,575,919	2,936,728
Due to a stockholder	0	3,840,111
Other payables and accrued liabilities	7,505,564	6,509,337
Customer deposits	42,887,810	22,417,416
Financial institution loans	41,394,608	19,208,083
Deferred tax liabilities	5,995,507	5,389,536
Total liabilities	133,626,012	61,589,791
Stockholders��� equity
Preferred stock at $0.0001 par value; 100,000,000 shares authorized; none issued or outstanding	0	0
Common stock at $0.0001 par value; 500,000,000 shares authorized; 20,400,016 and 18,547,297 shares issued and outstanding on September 30, 2011 and December 31, 2010, respectively	2,040	1,855
Additional paid-in capital	36,343,960	33,964,995
Statutory reserve	407,537	407,537
Retained earnings	33,225,033	30,849,088
Accumulated other comprehensive income	5,515,412	3,225,916
Total stockholders��� equity	75,493,982	68,449,391
Total liabilities and stockholders��� equity	$ 209,119,994	$ 130,039,182

Consolidated Balance Sheets Parenthtical (USD $)	Sep. 30, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	20,400,016	18,547,297
Common stock, shares outstanding	20,400,016	18,547,297

Consolidated Statements of Income and Comprehensive Income (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Revenue from real estate sales, net	$ 10,502,842	$ 9,872,772	$ 21,116,800	$ 19,708,958
Cost of real estate sales	8,094,719	6,830,449	15,411,163	14,090,638
Gross profit	2,408,123	3,042,323	5,705,637	5,618,320
Operating expenses
Selling expenses	673,348	543,049	1,620,589	903,765
General and administrative expenses	849,784	323,182	2,107,722	888,121
Total operating expenses	1,523,132	866,231	3,728,311	1,791,886
Income from operations	884,991	2,176,092	1,977,326	3,826,434
Other income (expense)
Government grant	2,135,666	3,434,999	4,380,565	6,346,595
Interest expense, net	(974,953)	(159,257)	(2,414,427)	(771,806)
Total other income (expense)	1,160,713	3,275,742	1,966,138	5,574,789
Income before income taxes expense	2,045,704	5,451,834	3,943,464	9,401,223
Income taxes expense (benefits)	762,076	1,064,750	1,567,519	2,900,340
Net income	1,283,628	4,387,084	2,375,945	6,500,883
Other comprehensive income
Foreign currency translation adjustment	707,494	802,740	2,289,496	888,353
Comprehensive income	$ 1,991,122	$ 5,189,824	$ 4,665,441	$ 7,389,236
Basic and diluted earnings per share	$ 0.06	$ 0.24	$ 0.12	$ 0.35
Basic weighted average shares outstanding	20,334,796	18,547,297	19,798,131	18,547,297
Diluted weighted average shares outstanding	20,338,320	18,547,297	19,799,261	18,547,297

Consolidated Statements of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net (loss) income	$ 2,375,945	$ 6,500,883
Adjustments to reconcile net income to net cash used in operating activities
Depreciation	58,596	39,478
Deferred tax (expense) benefit	(250,169)	853,494
Changes in operating assets and liabilities
Restricted cash	728,443	143,552
Accounts receivable	308,130	13,431
Revenue in excess of billings	14,781,807	(6,221,649)
Prepayments	(5,903,997)	1,501,616
Other receivables	(996,465)	(2,212,299)
Receivable from an equity owner	(2,121,116)	7,521,890
Real estate properties held for sale	0	593,979
Real estate properties and land lots under development	(79,553,387)	(43,367,394)
Accounts payable	30,462,753	2,435,869
Income taxes payable	(22,512)	(752,840)
Other taxes payable	534,162	(2,182,337)
Other payables and accrued liabilities	770,163	4,372,744
Customer deposits	19,418,923	7,058,875
Net cash used in operating activities	(19,408,724)	(23,700,708)
Cash flows from investing activities:
Purchases of equipment	(128,799)	(85,987)
Cash flows from financing activities:
Proceeds from financial institution loans	22,748,197	17,188,694
Repayment of a financial institution loan	(1,537,040)	0
Proceeds from common stock and warrants issued	3,380,080	0
Payment for common stock and warrants issuance costs	(1,000,931)	0
Proceeds from due to a stockholder	0	17,864,488
Repayments of due to a stockholder	(3,902,553)	0
Payment for due from related parties	(970,242)	0
Net cash provided by financing activities	18,717,511	35,053,182
Effect of exchange rate changes on cash and cash equivalents	162,587	315,966
Net increase (decrease) in cash and cash equivalents	(657,425)	11,582,453
Cash and cash equivalents - beginning of the period	6,233,301	6,807,095
Cash and cash equivalents - end of the period	5,575,876	18,389,548
Supplementary cash flow information
Cash paid for income tax	81,035	771,806
Cash paid for interest expense	$ 2,440,104	$ 790,392

Organization and Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
Note 1 –	Organization and Summary of Significant Accounting Policies

Organization

Ciglarette, Inc. (the “Company”, or “Ciglarette”) was incorporated on December 23, 2009 under the laws of the State of Nevada.  The Company was a development stage company and has not generated significant revenue since inception. On March 10, 2011, Ciglarette changed its name to Kirin International Holding, Inc.

On March 1, 2011 (the “Closing Date”), the Company entered into a Share Exchange Agreement (the “Exchange Agreement”) by and among (i) the Company, (ii) the Company’s principal stockholder, (iii) Kirin China Holding Limited, a company established under the laws of British Virgin Islands on July 6, 2010 (“Kirin China”), and (iv) the former shareholders of Kirin China, pursuant to which the former shareholders of Kirin China transferred to the Company all of their shares of Kirin China in exchange for the issuance of 18,547,297 shares of the Company’s common stock, which represented 98.4% of the Company’s total shares outstanding immediately following the closing of the transaction (such transaction, the “Share Exchange”).  As a result of the Share Exchange, Kirin China became the Company’s wholly-owned subsidiary.

The Share Exchange has been accounted for as a recapitalization, whereby the Company is deemed to be the accounting acquiree (legal acquirer) and Kirin China is the accounting acquirer (legal acquiree). The financial statements before the date of the Share Exchange are those of Kirin China with the results of the Company being consolidated from the date of the Share Exchange. The equity section and earnings per share has been retroactively restated to reflect the reverse acquisition and no goodwill was recorded.

On the Closing Date, and immediately prior to the Share Exchange, the Company entered into a contribution and assumption agreement (the “Contribution and Assumption Agreement”) with Ciglarette International, Inc., a 80%-owned subsidiary, pursuant to which the Company contributed substantially all of its assets to Ciglarette International, Inc., and Ciglarette International, Inc. assumed all of the Company’s debts and other liabilities (the “Reorganization”). In addition, on the Closing Date, the Company entered into an agreement of sale (the “Agreement of Sale”) with Lisan Rahman, former principal shareholder (“Rahman”), pursuant to which the Company sold to Rahman all of the shares of Ciglarette International, Inc.’s common stock owned by the Company in exchange for the cancellation of 2,500,000 shares of the Company’s common stock owned by Rahman (the “Spin-Out”).  Rahman also waived any and all rights and interests he has, had or may have with respect to such cancelled shares. The Reorganization and Spin-Out were consummated immediately prior to the Share Exchange. The Reorganization was consummated immediately prior to the Spin-Out.

Furthermore, immediately prior to the Share Exchange and immediately following the Spin-Out, 3,094,297 restricted shares of the Company's common stock then outstanding were cancelled and retired.  Kirin China deposited $50,000 into an escrow account which amount was paid to the former owners of the cancelled shares as a result of the Share Exchange having been consummated.  Rahman received approximately $40,396 of such amount for the cancellation of his 2,500,000 shares in connection with the Share Exchange.

On the Closing Date and immediately following the Share Exchange, the Company completed an initial closing of a private offering (the “Offering”) of investment units (each a “Unit” and collectively, the “Units”) each consisting of four (4) shares of common stock, a three-year series A warrant to purchase one (1) share of common stock of the Company at an exercise price of $6.25 per share (the “Series A Warrants”) and a three-year Series B warrant to purchase one (1) share of common stock of the Company at an exercise price of $7.50 per share (the “Series B Warrants” and collectively with the Series A Warrants, the “Investor Warrants”).  An aggregate of 69,000 Units were sold in the Offering for gross proceeds to the Company of $1,380,000.  As a result of the Offering, the Company issued an aggregate of 276,000 shares of its common stock (the “Shares”) and warrants to acquire an aggregate of 138,000 shares of our common stock to the investors in the Offering (the “Purchasers”).

In connection with the Offering, the Company issued 880,000 shares of common stock to Hunter Wise Securities, LLC, the placement agent.

On July 15, 2011, the Company completed the second closing of the Offering.  An aggregate of 100,004 Units were sold in the second closing of the Offering for gross proceeds of $2,000,080.  As a result of the second closing of the Offering, the Company issued an aggregate of 400,016 shares of its Shares and warrants to acquire an aggregate of 200,008 shares of common stock to the investors in the second closing of the Offering.

In connection with the initial and the second closing of the Offering, Kirin International Holding, Inc. issued warrants to acquire an aggregate of 54,082 shares of the company’s common stock (the “Agent Warrants”).  The Agent Warrants are exercisable for a period of five years from the original issuance date with an exercise price of $5.00 per share.  The exercise prices of the Agent Warrants are subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances.

Kirin China owns all of the share capital of Kirin Huaxia Development Limited (“Kirin Development”), a Hong Kong company established on July 27, 2010, which owns all of the share capital of Shijiazhuang Kirin Management Consulting Co., Ltd. (“Kirin Management”), a wholly foreign owned enterprise located in Shijiazhuang City, Hebei Province, the People’s Republic of China (the “PRC” or “China”).

Hebei Zhongding Real Estate Development Co. Ltd., (“Hebei Zhongding”) was incorporated in the name of Xingtai Zhongchao Real Estate Company Limited as a limited liability company under the laws of the PRC on April 7, 2004, and was transformed into a limited liability corporation, changing its name to Hebei Zhongding Real Estate Development Co., Ltd. on July 16, 2007. Hebei Zhongding authorized and issued 45,000,000 shares at Renminbi (RMB) 1 ($0.1207) per share. Share capital of approximately $5,430,517 was fully paid by Jianhe Guo (3%), Jianfei Guo (5%), Li Zhao (5%), Liying Li (2%) and Liping Bi (85%).  Jianhe Guo, Jianfei Guo, Li Zhao, Liying Li and Liping Bi are collectively referred to as “Hebei Zhongding Trustees”.

Xingtai Zhongding Jiye Real Estate Development Co., Ltd. (“Xingtai Zhongding”) was established by Xingtai Business Investment Co., Ltd. (“Business Investment”) for a fully paid registered capital of $1,096,187 on August 7, 2008. On March 5, 2009, Xingtai Zhongding increased its registered and paid-in capital to $11,701,936 by contributions in forms of land use rights.  Business Investment is wholly owned by Huaxia Kirin (Beijing) Technology Development Co., Ltd., which is subsequently owned by Jianfeng Guo (8%) and Liping Bi (92%, spouse of Jianfeng Guo).  On December 31, 2009, Business Investment transferred its ownership in Xingtai Zhongding to Jianfeng Guo (51%), Haifeng Liu (41%) and Yuelai Xie (8%).  On June 9, 2010, Haifeng Liu transferred his shareholding in Xingtai Zhongding to Huaxia Kirin (Tianjin) Equity Investment Fund Management Co., Ltd.  Huaxia Kirin (Tianjin) Equity Investment Fund Management Co., Ltd. and Yuelai Xie are collectively referred to as “Xingtai Zhongding Trustees”.

Pursuant to trust agreements entered into between Jianfeng Guo and each of Hebei Zhongding Trustees and Xingtai Zhongding Trustees, Jianfeng Guo is deemed to be the beneficiary owner of all the shares of Hebei Zhongding and Xingtai Zhongding.

On September 3, 2007, Hebei Zhongding established a subsidiary Xingtai Zhongding Construction Project Management Co., Ltd. with 80% direct ownership, and Jianhe Guo owning 20% shares. Pursuant to a trust agreement entered into between Jianhe Guo and Xingtai Zhongding, Xingtai Zhongding is deemed to be the owner of all the shares of Xingtai Zhongding Construction Project Management Co., Ltd.

Xingtai Zhongding Business Service Co., Ltd. (“Business Service”) was established as a limited liability corporation on July 29, 2008 in the name of Xingtai Zhongding Business Service Corporation Limited with authorized 6,000,000 shares at RMB1 per share. Share capital was fully paid up by Jianfeng Guo and other 10 individuals (“Other Initial Sponsors”).  Business Service subsequently transformed into a limited liability company, and changed to its current name. Pursuant to trust agreement between Jianfeng Guo and Other Initial Sponsors, Jianfeng Guo is deemed to be the sole beneficiary owner of all the shares of Business Service.  On July 1, 2009, Xingtai Zhongding acquired 100% of the equity interests of Business Service, from its predecessor equity holders for a purchase price of RMB 6,000,000 (approximately $876,000).  The acquisition is a business combination under common control; therefore the acquisition was accounted for using pooling-of-interest method. The acquired business and net assets were recorded at book value as if the business and the net assets have been owned by the Company from the earliest comparative period presented, the operations are combined from the earliest date. In 2011, Business Service changed its name to Xingtai Zhongding Kirin Real Estate Development Co., Ltd.

On December 24, 2009, January 19, 2010 and December 6, 2010, Xingtai Zhongding established wholly-owned subsidiaries Huaxia Kirin (Beijing) Property Management Co., Ltd., Huaxia Kirin (Beijing) Garden Project Co., Ltd., and Xingtai Hetai Real Estate Development Co., Ltd., respectively.

Iwamatsu Reien, a Japanese citizen, holds 100% of the shares of Prolific Lion Limited, Valiant Power Limited and Solid Wise Limited, each of which were incorporated in the British Virgin Islands (each a “BVI Company” and collectively the “BVI Companies”) and which respectively own 82%, 9% and 9% of the shares of Kirin China. On November 22, 2010, Iwamatsu Reien entered into Call Option Agreements (collectively, the “Call Option Agreements”) with each of Jianfeng Guo, Longlin Hu and Xiangju Mu (collectively, the “Purchasers”) pursuant to which Jianfeng Guo is entitled to purchase up to 100% shares of Prolific Lion Limited, Honglin Hu is entitled to purchase up to 100% shares of Valiant Power Limited and Xiangju Mu is entitled to purchase up to 100% of the shares of Solid Wise Limited, each at a price of $0.0001 per share for a period of five years upon satisfaction of certain conditions. Specifically, (i) if Hebei Zhongding and Xingtai Zhongding (collectively, the “Operating Companies”), and their respective subsidiaries achieved net income of $1 million as calculated and audited in accordance with U.S. GAAP for the fiscal year ended December 31, 2009, each Purchaser will be entitled to purchase 40% of the outstanding shares of the applicable BVI Company; (ii) if the Operating Companies and their respective subsidiaries achieve net income of $2 million as calculated in accordance with U.S. GAAP for the fiscal year ended December 31, 2010, each purchaser will be entitled to purchase 30% of the outstanding shares of the applicable BVI Company; (iii) if the Operating Companies and their respective subsidiaries achieve net income of $3 million in accordance with U.S. GAAP for the fiscal year ended December 31, 2011, each Purchaser will be entitled to purchase up to 30% of the remaining outstanding shares of the applicable BVI Company. In addition, the Operating Companies and their respective subsidiaries achieves net income of $3 million in fiscal year 2010, each Purchaser shall have the right to purchase all shares of the applicable BVI Company at consideration of $1.00 and the third condition shall be deemed as having been met. As of August 15, 2011, none of Jianfeng Guo, Longlin Hu or Xiangju Mu exercised this option.

Also pursuant to Call Option Agreement between Iwamatsu Reien and Jianfeng Guo, Jianfeng Guo has been irrevocably granted the exclusive voting rights with respect to the shares of Prolific Lion Limited held by Iwamatsu Reien.  Accordingly, Jianfeng Guo may be deemed to beneficially own the Kirin China’s common stock owned by Prolific Lion Limited. Furthermore, Jianfeng Guo is empowered to appoint directors of Kirin China through Resolution of Shareholders, who manage the business and affairs of Kirin China, pursuant to the Memorandum and Articles of Association of Kirin China, and thereby effectively controls Kirin China, which subsequently controls Kirin Management through its ownership of Kirin Development.

Variable Interest Entities

To satisfy PRC laws and regulations, the Company conducts certain business in the PRC through the variable interest entities (“VIEs”). On December 22, 2010, a series of contractual arrangements (the “VIE Agreements”) were entered between Kirin Management and each of Operating Companies and their respective shareholders. As a result of the VIE Agreements, Kirin Management has the power to direct the VIEs’ activities that most significantly impact the VIEs’ economic performance and the obligation to absorb the VIEs’ losses that could be significant to the VIEs and the right to receive benefits from the VIEs that could be significant to the VIEs.  Therefore Kirin Management is deemed to have a controlling financial interest in the VIEs, is considered the primary beneficiary of and consolidates with the VIEs.

The VIE Agreements are summarized below:

Entrusted Management Agreement Pursuant to the Entrusted Management Agreement between Kirin Management, the Operating Companies and the shareholders of the Operating Companies, the Operating Companies and their shareholders agreed to entrust the business operations of the Operating Companies and its management to Kirin Management until Kirin Management acquires all of the assets or equity of the Operating Companies. Kirin Management has the full and exclusive right to manage and control all cash flow and assets of the Operating Companies and to control and administrate the financial affairs and daily operation of the Operating Companies. In turn, Kirin Management is entitled to the Operating Companies’ earnings before tax as a management fee, and will be obligated to pay all Operating Companies’ debts to the extent the Operating Companies are not able to pay such debt.

Shareholders’ Voting Proxy Agreement Pursuant to the Shareholders’ Voting Proxy Agreement between Kirin Management and the shareholders of the Operating Companies, the Operating Companies’ shareholders irrevocably and exclusively appointed the board of directors of Kirin Management as their proxy to vote on all matters that require the approval of the Operating Companies shareholders.

Exclusive Option Agreement Under the Exclusive Option Agreement between Kirin Management, the Operating Companies and the shareholders of the Operating Companies, the Operating Companies shareholders granted to Kirin Management an irrevocable exclusive purchase option to purchase all or part of the shares or assets of the Operating Companies to the extent that such purchase does not violate any PRC law or regulations then in effect. Kirin Management and the Operating Companies shareholders shall enter into further agreements based on the circumstances of the exercise of the option, including price. The exercise price shall be refunded to Kirin Management or the Operating Companies at no consideration in a manner decided by Kirin Management, in its reasonable discretion.

The above mentioned agreements do not have a term therefore according to PRC Contract Law is agreement with unlimited term. These agreements also provided that except for the execution of mutual written agreement providing the termination, a party cannot terminate the unilaterally. Therefore, the agreement shall be regarded as bindingly and effective with a unlimited term before parties sign new agreements to terminate. These agreements are governed by the PRC laws and regulations. PRC laws and regulations concerning the validity of the VIE Agreements are uncertain, as many of these laws and regulations are relatively new and may be subject to change, and their official interpretation and enforcement by the PRC government may involve substantial uncertainty. Further, these VIE Agreements are governed by PRC laws and provide for the resolution of disputes through arbitration proceedings pursuant to PRC laws. If Hebei Zhongding or Xingtai Zhongding or their respective stockholders fail to perform their obligations under the VIE Agreements, the Company may have to rely on legal remedies under PRC laws, including seeking specific performance or injunctive relief, and claiming damages, and there is a risk that the Company may be unable to obtain these remedies. Therefore the VIE Agreements may not be as effective in providing control over Hebei Zhongding and Xingtai Zhongding as direct ownership. Because the Company relies on Hebei Zhongding and Xingtai Zhongding for revenue, any termination of or disruption to these VIE Agreements could detrimentally affect the business of the Company.

The Company’s revenues are earned by Kirin Management. However, PRC regulations restrict the ability of the PRC subsidiary to make dividends and other payments to its offshore parent company. PRC legal restrictions permit payments of dividend by the PRC subsidiary only out of its accumulated after-tax profits, if any, determined in accordance with PRC accounting standards and regulations. Kirin Management is also required under PRC laws and regulations to allocate at least 10% of the annual after-tax profits determined in accordance with PRC GAAP to a statutory general reserve fund until the amounts in such fund reaches 50% of its registered capital. Kirin Management cannot distribute the profits or pay dividends out of China before it sets aside such statutory fund unless the amounts in such fund reaches 50% of its registered capital. Kirin Management has the discretion to allocate a portion of its after-tax profits to staff welfare and bonus funds, which may not be distributed to equity owners except in the event of liquidation. Although the statutory reserves can be used to, among other things, increase the registered capital and eliminate future losses in excess of retained earnings of Kirin Management, these reserves are not distributable as cash dividends. These statutory reserves may only be applied to the development of Kirin Management; consequently funds distributable up the corporate structure made available by Kirin Management may be limited. Kirin Management have the discretion to allocate a portion of their after-tax profits to staff welfare and bonus funds, which may not be distributed to equity owners except in the event of liquidation. Since the statutory reserves and the staff welfare and bonus funds cannot be distributed to the shareholder except in the event of liquidation, allocation of the statutory reserves and the staff welfare and bonus funds will limit the funds available to Kirin Management that are distributable up the corporate chain.

In addition, the PRC Income Tax Law also imposes a 10% withholding income tax on dividends generated on or after January 1, 2008 and distributed by a resident enterprise to its foreign investors, if such foreign investors are considered as non-resident enterprise without any establishment or place within China or if the received dividends have no connection with such foreign investors’ establishment or place within China, unless such foreign investors’ jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement.

Summary information regarding consolidated VIEs is as follows:

	September 30, 2011 (Unaudited)	December 31, 2010
ASSETS

Cash and cash equivalents	$3,822,899	$6,233,301
Restricted cash	873,999	1,563,027
Accounts receivable	1,366,803	1,626,592
Revenue in excess of billings	8,107,500	22,395,290
Prepayments	8,232,174	2,161,176
Other receivables	4,150,632	3,324,533
Receivable from a trust equity owner	2,155,644	-
Due from related parties	986,035
Real estate properties and land lots under development	176,299,369	92,419,336
Property and equipment, net	309,382	230,475
Deferred tax assets	771,673	85,452
Total assets	$207,076,110	$130,039,182

LIABILITIES

Accounts payable	$32,266,604	$1,266,428
Income taxes payable	-	22,152
Other taxes payable	3,575,919	2,936,728
Due to a stockholder	-	3,840,111
Other payables and accrued liabilities	7,505,564	6,509,337
Customer deposits	42,887,810	22,417,416
Financial institution loans	41,394,608	19,208,083
Deferred tax liabilities	5,995,507	5,389,536
Total liabilities	$133,626,012	$61,589,791

All of the assets of the consolidated VIEs can be used only to settle obligations of the VIEs and none of the liabilities of the consolidated VIEs are recourse to the general credit of the Company.

For the three months ended September 30, 2011 and 2010, the financial performance of VIEs reported in the consolidated statements of income and comprehensive income includes sales of approximately $10,503,000 and $9,873,000, respectively, cost of sales of approximately $8,095,000 and $6,830,000, respectively, operating expenses of approximately $1,378,000 and $866,000, respectively, and net income of approximately $1,413,000 and $4,387,000, respectively.

For the nine months ended September 30, 2011 and 2010, the financial performance of VIEs reported in the consolidated statements of income and comprehensive income includes sales of approximately $21,117,000 and $19,709,000, respectively, cost of sales of approximately $15,411,000 and $14,091,000, respectively, operating expenses of approximately $3,307,000 and $1,792,000, respectively, and net income of approximately $2,711,000 and $6,501,000, respectively.

Nature of operations

The Company is engaged in the development and sales of residential and commercial real estate properties, and development of land lots in Xingtai city, Hebei province, China.

Change in reporting entity and basis of presentation

These unaudited consolidated financial statements should be read in conjunction with the consolidated financial statements included in the Company’s Form 8-K/A filed on October 4, 2011.

The consolidated financial statements include the financial statements of the Company and its subsidiaries and VIEs. All significant inter-company transactions and balances have been eliminated in consolidation.

The consolidated interim financial information as of September 30, 2011 and for the three and nine-month periods ended September 30, 2011 and 2010 have been prepared without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”).  Certain information and footnote disclosures, which are normally included in consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) have not been included.

In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present a fair statement of the Company’s consolidated financial position as of September 30, 2011, its consolidated results of operations and cash flows for the three and nine-month periods ended September 30, 2011 and 2010, as applicable, have been made. The interim results of operations are not necessarily indicative of the operating results for the full fiscal year or any future periods

The reverse acquisition described in “Organization” was treated as recapitalization of the Company. As such, Kirin China is the continuing entity for financial reporting purposes. In a reverse acquisition the historical shareholders’ equity of the accounting acquirer prior to the merger is retroactively reclassified (a recapitalization) for the equivalent number of shares received in the merger after giving effect to any difference in par value of the registrant’s and the accounting acquirer’s stock by an offset in paid in capital. Therefore, the consolidated financial statements have been prepared as if Kirin China had always been the reporting company and then on the reverse acquisition date, had changed its name and reorganized its capital stock.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include determination of percentage-of-completion of properties under construction and related revenue and costs recognized, allowance for doubtful accounts, and the valuation of deferred tax assets and liabilities.

Fair Value of Financial Instruments

The Company applies the provisions of ASC Subtopic 820-10, Fair Value Measurements, for fair value measurements of financial assets and financial liabilities and for fair value measurements of nonfinancial items that are recognized or disclosed at fair value in the financial statements.  ASC Subtopic 820-10 also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC Subtopic 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

ASC Subtopic 820-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC Subtopic 820-10 establishes three levels of inputs that may be used to measure fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

The Company did not have any nonfinancial assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2011 and December 31, 2010.

Reporting Currency and Foreign Currency Translation

The Company’s functional currency is the United States dollar (“US$”). The functional currency of the Company’s subsidiary and VIEs in the PRC is Renminbi (“RMB”). The Company’s reporting currency is US$. The assets and liabilities of the Company’s subsidiary and VIEs in China are translated at the exchange rate on the balance sheet dates, stockholders’ equity is translated at the historical rates and the revenues and expenses are translated at the weighted average exchange rates for the periods. The resulting translation adjustments are reported under accumulated other comprehensive income in the consolidated statements of income and comprehensive income in accordance with ASC 220, Comprehensive Income.

Since July 2005, the RMB is no longer pegged to the US$. Although the People’s Bank of China regularly intervenes in the foreign exchange market to prevent significant short-term fluctuations in the exchange rate, the RMB may appreciate or depreciate significantly in value against the US$ in the medium to long term. Moreover, it is possible that in the future, PRC authorities may lift restrictions on fluctuations in the RMB exchange rate and lessen intervention in the foreign exchange market. PRC exchange control regulations may also restrict the Company’s ability to convert RMB into foreign currencies.

Revenue Recognition

Real estate sales are reported in accordance with the provisions of ASC 360-20, Property, Plant and Equipment, Real Estate Sales.

Revenue from the sales of completed properties where the construction period is twelve months or less is recognized by the full accrual method when (a) the amount of the profit is determinable; and (b) the earnings process is virtually complete.  Specifically, the Company recognizes profit on real estate sales by the full accrual method when all of the following criteria are met: (a) sale is consummated; (b) the buyer’s initial and continuing involvements are adequate to demonstrate a commitment to pay for the property; (c) the receivable is not subject to future subordination; (d) the company has transferred to the buyer the usual risks and rewards of ownership in a transaction that is in substance a sale and does not have a substantial continuing involvement with the property.  A sale is not considered consummated until (a) the parties are bound by the terms of a contract or agreement, (b) all consideration has been exchanged, (c) any permanent financing of which the seller is responsible has been arranged, (d) all conditions precedent to closing have been performed. Fair value of buyer’s payments to be received in future periods pursuant to sales contract is classified under accounts receivable. Sales transactions not meeting all the conditions of the full accrual method are accounted for using the deposit method of accounting. Under the deposit method, all costs are capitalized as incurred, and payments received from the buyer are recorded as a deposit liability.

The Company adopts the percentage-of-completion method of accounting for revenue recognition for all building construction projects in progress in which the construction period was expected to be more than twelve months at that date.

Revenue and profit from the sale of development properties where the construction period is more than twelve months is recognized by the percentage-of-completion method on the sale of individual units when the following conditions are met: (a) construction is beyond a preliminary stage; (b) the buyer is committed to the extent of being unable to require a refund except for non-delivery of the unit; (c) sufficient units have already been sold to assure that the entire property will not revert to rental property; (d) sales prices are collectible and (e) aggregate sales proceeds and costs can be reasonably estimated.  If any of these criteria are not met, proceeds are accounted for as deposits until the criteria are met and/or the sale consummated.

Under the percentage of completion method, revenues from units sold and related costs are recognized over the course of the construction period, based on the completion progress of a project. In relation to any project, revenue is determined by calculating the ratio of completion and applying that ratio to the contracted sales amounts.  The Company uses cost-to-cost method to measure the ratio of completion.  Qualified construction quality supervision firms are engaged by the Company, as required by relevant laws and regulations in the PRC, to determine pieces of construction completed by contractors can meet predetermined quality and safety standards, and are eligible to be counted towards costs. Cost of sales is recognized by multiplying the ratio by the total budgeted costs. Changes to total estimated contract costs or losses, if any, are recognized in the period in which they are determined. Revenue recognized to date in excess of amounts received from customers is classified under revenue in excess of billings. Amounts received from customers in excess of revenue recognized to date are classified under customer deposits.  Any losses incurred or identified on real estate transaction are recognized in the period in which the transaction occurs.

Except for the down payment, the rest of contract price can be settled by several installments or financed by mortgage.  The Company requires customers to pay non-refundable cash down payment equivalent to no less than 20% of the contract price upon the execution of sale or pre-sale contracts prior to recognizing revenue under either full-accrual method or percentage-of-completion method.  The cash down payment collected from customers subordinates to no claims.  If buyer’s purchase is financed by mortgage the Company does not recognize revenue until application for mortgage loan has been filed and the Company reasonably believes the mortgage can be approved.  The Company provides guarantees for mortgage loans from financial institutions to customers (see “Restricted cash”).  Such guarantees expire when customers have obtained House Ownership Certificate of their purchased properties and the mortgage has been registered in favor of the financial institutions. Because guarantees of mortgage do not cover any portion of non-refundable cash down payment received by the Company from customers, the Company does not consider guarantees when determining recognizing revenues under either full-accrual method or percentage-of-completion method.

Real Estate Capitalization and Cost Allocation

Properties under development or held for sale consist of residential and commercial units under construction and units completed. Properties under development or held for sale are stated at cost or estimated net realizable value, whichever is lower. Costs include costs of land use rights, direct development costs, interest on indebtedness, construction overhead and indirect project costs. The Company acquires land use rights with lease terms ranging from 40 to 70 years through government-organized auctions, private sale transactions or capital contribution from shareholders. Land use rights are divided and transferred to customers after the Company delivers properties. The Company capitalizes payments for obtaining the land use rights allocates to specific units within a project based on units’ gross floor area. Costs of land use rights for the purpose of property development are not amortized. Other costs are allocated to units within a project based on the ratio of the sales value of units to the estimated total sales value.

Government Grant

Government grant relating to real estate projects developed by the Company are recognized as other income when the Company have complied with the conditions attached to the grant and the grant’s collection is reasonably assured.

During the year ended December 31, 2008, Xingtai Zhongding was entitled to a government grant of approximately $22,981,000 relating to Kirin County project to subsidize modernization of the neighborhood where the real estate project situated, and control of property price volatility. The Company believes the government’s demands associated with the grant are gradually fulfilled as the construction and pre-sale of Kirin County make progress, and accordingly recognizes grant income at the percentage of construction completed during the year of the total grant amount. For the nine months ended September 30, 2011 and 2010, the Company recognized $4,380,565 and $6,346,595 grant income. For the three months ended September 30, 2011 and 2010, the Company recognized $2,135,666 and $3,434,999 grant income. The local government has arranged a lump sum payment of the grant to Business Investment, a trust equity owner on behalf of Jianfeng Guo, prior to the grant’s conditions being met out of financial consideration because it lacked managing staff and concerned that the funds would be re-assigned or invalidated without an immediate recipient. Pursuant to the arrangement, Business Investment provides this grant money to Xingtai Zhongding in proportion to the percentage of the project completed as a measure to ensure that the project satisfies the grant’s guidelines. The grant does not have refund conditions and the Company believes government will not revoke the grant or claw back cash remitted to the escrow account unless the construction and sale of Kirin County project is cancelled by the Company. As at September 30, 2011, the Company didn’t receive any request from government demanding revocation and/or partial refund of the grant previously given, and the Company expects no development relating to the Kirin County project will cause government to request the grant’s refund in next twelve months.

Capitalization of Interest

In accordance with ASC 360, Property, Plant and Equipment, interest incurred during construction is capitalized to properties under construction. No interest costs were capitalized for the nine months ended September 30, 2011 and 2010.

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less when purchased to be cash equivalents. The Company maintains majority of its bank accounts in the PRC. All PRC bank balances are denominated in RMB. Cash includes cash on hand and demand deposits in accounts maintained with state-owned and commercial financial institutions within the PRC.  China does not have a deposit insurance system; however, the credit risk on bank balances are limited because the Company conducts transactions and deposits balances with several state-owned banks with high credit ratings assigned by international credit rating agencies.

Restricted Cash

There are two important timings for mortgage business of PRC banks: (1) Execution of mortgage agreement: PRC banks grant mortgage loans to home purchasers and will credit the full amount to the Company account once the bank and the purchaser enter into mortgage agreement, which generally will be before the completion of the construction of projects.  (2) Issuance of House Ownership Certificate to the purchasers. At the time of execution of mortgage agreement, there are no House Ownership Certificate therefore the purchaser has no legal right to the house and therefore they cannot mortgage the house to banks. Banks will ask the developer to provide guarantee to the loan instead. When the House Ownership Certificate is issued, banks will release the guarantee ability of the developer and mortgage the house in question.  If the condominiums are not completed and the new homebuyers have no House Ownership Certificate, to secure the loan, as a common practice in China, the banks will release only 95% loan to the Company and will require that the Company open a separate account with the bank and deposit and freeze the remaining 5% of the mortgage amount to further secure the bank’s interests before the mortgage of the house with House Ownership Certificate. Because bank requires the freeze of the 5% deposit, the amount therein shall be classified on the balance sheet as restricted cash. Interest earned on the restricted cash is credited to the Company’s normal bank account. The bank will release the restricted cash after homebuyers have obtained the House Ownership Certificate and mortgage the house to bank. Total restricted cash amounted to $873,999 and $1,563,027 as of September 30, 2011 and December 31, 2010, respectively. These deposits are not covered by insurance. The Company has not experienced any losses in such accounts and management believes it is not exposed to any risks on its cash in bank accounts.

Income Taxes

The Company follows ASC 740, Income Taxes, which require the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Subsidiaries and VIEs of the Company located in China are governed by the Income Tax Law of the People’s Republic of China concerning the private-run enterprises, which are generally subject to tax at a new statutory rate of 25% on income reported in the statutory financial statements after appropriate tax adjustments.

According to the Income Tax Laws of the PRC for real estate developers, income tax of the Company is calculated by project. When all units of a project are sold, tax authorities will assess the tax due on the project and issue a tax due notification to the Company. The Company has to pay the tax by the due date on the notification. If the Company does not pay the tax by the due date, the tax authorities will charge the Company interest. The Company includes any interest and penalties in general and administrative expenses.

Deferred tax assets and liabilities are included in the financial statements at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.

ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and it prescribes a recognition threshold and measurement attributable for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides guidance on derecognizing, classification, interest and penalties, accounting in interim periods, disclosures and transitions.

The Company recognizes that virtually all tax positions in the PRC are not free of some degree of uncertainty due to tax law and policy changes by the PRC government. However, the Company cannot reasonably quantify political risk factors and thus must depend on guidance issued by current PRC government officials.

Land Appreciation Tax (“LAT”)

In accordance with the relevant taxation laws in the PRC, the Company is subject to LAT based on progressive rates ranging from 30% to 60% on the appreciation of land value, which is calculated as the proceeds of sales of properties less deductible expenditures, including borrowings costs and all property development expenditures. LAT is prepaid at 1% to 2% of the pre-sales proceeds each year as required by the local tax authorities, and is settled generally after the construction of the real estate project is completed and majority of the units are sold.  The Company provides LAT as expensed when the related revenue is recognized based on estimate of the full amount of applicable LAT for the real estate projects in accordance with the requirements set forth in the relevant PRC laws and regulations.

Accumulated Other Comprehensive Income

Accumulated other comprehensive income is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. The Company’s only components of comprehensive income during the nine months ended September 30, 2011 and 2010 were net income and the foreign currency translation adjustment.

Earnings Per Share

The Company reports earnings per share in accordance with ASC 260, “Earnings Per Share.” ASC 260 requires presentation of basic and diluted earnings per share in conjunction with the disclosure of the methodology used in computing such earnings per share. Basic earnings per share excludes dilution and is computed by dividing income available to common shareholders by the weighted average common shares outstanding during the period. Diluted earnings per share takes into account the potential dilution that could occur if securities or other contracts, such as warrants and convertible preferred stock, to issue common stock were exercised and converted into common stock. Dilutive securities having an anti-dilutive effect on diluted earnings per share are excluded from the calculation.

Advertising Expenses

Advertising costs are expensed as incurred, or the first time the advertising takes place, in accordance with ASC 720-35, Advertising Costs. For the nine months ended September 30, 2011 and 2010, the Company recorded an advertising expense of $842,553 and $318,509, respectively.  For the three months ended September 30, 2011 and 2010, the Company recorded an advertising expense of $384,845 and $61,318, respectively.

Property Warranty

The Company provides customers with warranties which cover major defects of building structure and certain fittings and facilities of properties sold as stipulated in the relevant sales contracts. The warranty period varies from two to five years, depending on different property components the warranty covers.

The Company constantly estimates potential costs for materials and labor with regard to warranty-type claims expected to be incurred subsequent to the delivery of a property. Reserves are determined based on historical data and trends with respect to similar property types and geographical areas. The Company monitors the warranty reserve and makes adjustments to its pre-existing warranties, if any, in order to reflect changes in trends and historical data as information becomes available. The Company may seek further recourse against its contractors or any related third parties if it can be proved that the faults are caused by them. In addition, the Company withholds up to 5% of the contract total payment from contractors for periods of two to five years. These amounts are included in liabilities, and are only paid to the extent that there have been no warranty claims against the Company relating to the work performed or materials supplied by the contractors.  As at September 30, 2011 and December 31, 2010, the Company retained $288,630 and $169,500 contract payment to contractors, and the Company didn’t experience any incidences where the withheld amounts were less than the amounts the Company had to pay for the defects of properties.  The Company didn’t provide any warranty reserve.  For the nine months ended September 30, 2011 and 2010, the Company incurred $nil and $nil incidental costs in addition to the amount retained from contractors.

Impairment Losses

Completed lots are reported in the balance sheet at the lower of their carrying amount or fair value less costs to sell. Land to be developed or under development is assessed for impairment when management believes that events or changes in circumstances indicate that its carrying amount may not be recoverable. Based on this assessment, property that is considered impaired is written down to its fair value. Impairment losses are recognized through a charge to expense. No impairment of completed lots or land was recognized for the nine months ended September 30, 2011 and 2010.

Distribution of Earnings and Reserve Funds

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions from its subsidiaries established in China.  The earnings reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries, and PRC legal restrictions permit payments of dividends out of PRC subsidiaries’ statutory accumulated after-tax profits.

In accordance with the PRC Company Law, the subsidiaries of the Company established in China are required to transfer 10% of their profit after tax, as determined in accordance with PRC accounting standards and regulations, to the statutory reserves until such reserves reach 50% of the registered capital or paid-in capital of the subsidiaries. Subject to certain restrictions set out in the PRC Company Law, the statutory reserves may be distributed to stockholders or owners in the form of share bonus issues to increase share capital, provided that the remaining balance after the capitalization is not less than 25% of the registered capital.  These reserves are not distributable as cash dividends.

Seasonality

The Company typically experience seasonal variations in quarterly operating results and capital requirements.  Historically, unfavorable weather conditions for construction and interruptions of labors caused by Lunar New Year in the first quarter of a calendar year slow the construction progress of the Company’s real estate projects, reduce the operating income and demand for working capital.  The construction progress returns to normal in the second, third and fourth quarters of a year.  We expect this seasonal pattern to continue.

Recently Issued Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, which is not expected to have a material impact on the consolidated financial statements upon adoption.

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income”. Under the amendments in this ASU, an entity has two options for presenting its total comprehensive income: to present total comprehensive income and its components along with the components of net income in a single continuous statement, or in two separate but consecutive statements. The amendments in this ASU are required to be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The Company intends to conform to the new presentation required in this ASU beginning with its Form 10-Q for the three months ended March 31, 2012.

In September 2011, the FASB issued Accounting Standards Update No. 2011-08, “Intangibles—Goodwill and Other (Topic 350)—Testing Goodwill for Impairment” (ASU 2011-08), to simplify how entities test goodwill for impairment. ASU 2011-08 allows entities to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If a greater than 50 percent likelihood exists that the fair value is less than the carrying amount then a two-step goodwill impairment test as described in Topic 350 must be performed. The guidance provided by this update becomes effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial position and results of operations.

In September 2011, the FASB issued Accounting Standards Update (ASU) No. 2011-09, “Compensation-Retirement Benefits-Multiemployer Plans (Subtopic 715-80): Disclosures about an Employer’s Participation in a Multiemployer Plan”, which is not expected to have no impact on the consolidated financial statements upon adoption.

Accounts Receivable	9 Months Ended
Sep. 30, 2011
Accounts Receivable, Net [Abstract]
Trade and Other Accounts Receivable, Policy [Policy Text Block]
Note 2 –	Accounts Receivable

	September 30, 2011	December 31, 2010
	(Unaudited)

Receivable from sales of condominium units	$484,239	$567,879
Receivable from sales of land use rights	882,564	1,058,713

	$1,366,803	$1,626,592

Accounts receivable consists of balances due from customers for the sales of land use rights and completed condominium units in accordance with full accrual method. After customers made sufficient down payment, the Company recognizes related revenue. These receivable balances are unsecured, bear no interest and are due within 365 days from the date of the sales in accordance with sales contract.

Revenue In Excess of Billings	9 Months Ended
Sep. 30, 2011
Revenue In Excess Of Billings [Abstract]
Revenue In Excess Of Billings [Text Block]
Note 3 –	Revenue in Excess of Billings

Revenue in excess of billings represents the amount revenue recognized for certain residential and commercial units in Kirin County project in accordance with percentage-of-completion method over the cumulative payments received from respective customers.  Pursuant to sales contracts, customers are required to pay a minimum 20% of the full contract amount as a down payment, and pay the remaining balances before delivery of the properties by the Company, which is expected to be within next twelve months.

Prepayments	9 Months Ended
Sep. 30, 2011
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments [Text Block]
Note 4 –	Prepayments

Prepayments consisted of the following:

	September 30, 2011	December 31, 2010
	(Unaudited)

Advances to suppliers and contractors	$2,280,407	$587,685
Financing service fees charged as prepaid interests	898,854	1,109,642
Prepaid stock subscription	3,124,121	-
Excessive business tax and LAT liabilities	1,928,793	463,849

	$8,232,175	$2,161,176

Pursuant to financing service contracts entered into between the Company, Xingtai Chengjiao Rural Credit Cooperative Union Association, and Industrial and Commercial Bank of China, Xingtai Branch, the Company paid service fees for the origination of several long-term loans before they were released to the Company. The financing service fees are regarded as prepaid loan interest and amortized over the respective terms of the loans.

In June 2011, the Company agreed to become an investor of Hebei Xingtai Rural Commercial Bank Co., Ltd. (“Xingtai RC Bank”)  The Company prepaid $3,124,121 (RMB20,000,000) to purchase 16,000,000 shares, or 6.96% of Xingtai RC Bank’s common stock.  The establishment of Xingtai RC Bank will be based on restructured business of Xingtai Chengjiao Rural Credit Cooperative Union Association, which provides several loans to the Company (see Note 12), and is subject to the approval by China banking regulatory agencies.

Business tax and LAT are payable each year at 5% and 1% - 2% of customer deposits received. The Company recognizes sales-related business tax and LAT in the income statement to the extent that they are proportionate to the revenue recognized each period.  Any excessive amounts of business and LAT liabilities recognized at period-end pursuant to tax laws and regulations over the amounts recognized in the income statement are capitalized in prepayments and will be expensed in subsequent periods.

Other Receivables	9 Months Ended
Sep. 30, 2011
Other Receivables, Net, Current [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note 5 –	Other Receivables

The components of other receivables were as follows:

	September 30, 2011	December 31, 2010
	(Unaudited)

Working capital borrowed by contractors	$1,362,841	$1,503,503
Working capital borrowed by Kong Village Relocation Program (Note 6)	2,186,885	1,512,447
Others	891,812	308,583

	$4,441,538	$3,324,533

Working capital borrowings by contractors and Kong Village Relocation Program are unsecured, bear no interest and become payable before the completion of the related construction and program. There was no allowance for doubtful accounts as at September 30, 2011 and December 31, 2010.

Real Estate Properties and Land Lots Under Development	9 Months Ended
Sep. 30, 2011
Real Estate Properties and Land Lots Under Development [Abstract]
Real Estate Properties and Land Lots Under Development [Text Block]
Note 6 –	Real Estate Properties and Land Lots under Development

The components of real estate properties and land lots under development were as follows:

	September 30,	December 31,
	2011	2010
	(Unaudited)

Properties under development
Kirin County
Costs of land use rights	$10,406,470	$9,810,506
Other development costs	8,013,491	9,035,334
No. 79 Courtyard
Costs of land use rights	91,608,048	58,449,748
Other development costs	4,949,560	2,398,952
Kirin Bay
Costs of land use rights	55,455,578	12,724,796
Other development costs	5,866,222	-

	$176,299,369	$92,419,336

As at September 30, 2011, the Company has obtained certificates representing titles of the land use rights used for the development of Kirin County, No. 79 Courtyard and Kirin Bay projects.  The Company did not have land use rights not assigned to a real estate development project.

Part of Company’s real estate held for development and land lots under development were pledged as collateral for financial institution loans (Note 12).

Kong Village Relocation Program

Pursuant to incentive policies issued by Xingtai local government encouraging modernization of villages situated in urban vicinity, the Company participated in Kong Village Relocation Program in which the Company constructs a real property and transfers to local government at no costs, and reimburses costs incurred by local government compensating villagers and zoning and developing vacated land lots.  In exchange for the financing, the Company will be invited to bid for vacated land parcels for residential and commercial use at public auction at market price, and majority of the proceeds received by local government will be refunded to the Company. The Company capitalizes all expenditures attributable to Kong Village Relocation Program under land lots under development.  Land use rights will be auctioned in 2011.  The Company expects to secure land use rights through the auditions and will use acquired land use rights for the development of Kirin Bay project. In July 2011 the Company obtained the certificate of land use rights relating to part of land of Kirin Bay project through the aforementioned public auction.

Accounts Payable	9 Months Ended
Sep. 30, 2011
Accounts Payable [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Note 7 –	Accounts Payable

	September 30, 2011	December 31, 2010
	(Unaudited)

Payables in relation to acquisitions of land use rights	$30,235,767	$-
Construction contractors	2,030,837	1,266,428

	$32,266,604	$1,266,428

In March 2011, the Company entered into a supplementary agreement with Huada Mining Co., Ltd. in relation to the acquisition of land use rights for the development of No. 79 Courtyard project. The Company agreed to increase the land use rights’ purchase price in the original contract, to compensate Huada Mining Co., Ltd. for its inability to realize the appreciation of the transferred land use rights during the substantially prolonged contract closing period of three years. The Company has unconditionally received the title of the land use rights in 2010 before the commencement of the supplementary agreement negotiation.  The payment is divided into several installments and the last installment is due in December 2011.  Unpaid balance bears no interest.  In accordance with the supplementary agreement, the Company and Huada Mining Co., Ltd. will not pursue any adjustments of the land use rights’ transfer price.

In May 2011, the Company entered into an agreement with Xingtai Kong Village Real Properties Co., Ltd., a company controlled by Kong Village Committee.  The Company agreed to pay $22,649,880 to compensate additional costs incurred by Kong Village Committee for the Kong Village Relocation Program.  The payment will be made in several installments and the last installment is due in November 2011.  An interest of 10% per annum is accrued for unpaid balance.  The Company capitalized the additional consideration in the costs land lots under development.

Other Payables and Accrued Liabilities	9 Months Ended
Sep. 30, 2011
Other Payables and Accrued Liabilities [Abstract]
Other Payables and Accrued Liabilities [Text Block]
Note 8 –	Other Payables and Accrued Liabilities

The components of other payables and accrued liabilities were as follows:

	September 30,	December 31,
	2011	2010
	(Unaudited)

Unrecognized tax benefit (Note 10(2))	$5,572,651	$4,318,008
Utility deposits from customers	1,748,965	913,196
Contract and bidding deposits	-	906,561
Others	183,948	371,572

	$7,505,564	$6,509,337

Customer Deposits	9 Months Ended
Sep. 30, 2011
Customer Deposits [Abstract]
Customer Deposits [Text Block]
Note 9 –	Customer Deposits

Customer deposits consist of amounts received from customers relating to the sale of residential and commercial units. In the PRC, customers generally obtain financing for the purchase of their residential unit prior to the completion of the project. The lending institutions will provide the funds to the Company upon the completion of the financing rather than the completion of the project. The Company receives these funds and recognizes them as a liability until the revenue can be recognized. As of September 30, 2011 and December 31, 2010, the Company received $42,887,810 and $22,417,416 deposits from customers, respectively.

Income Taxes	9 Months Ended
Sep. 30, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 10 –	Income Taxes

(1)  Corporate income tax

The Company is incorporated in the State of Nevada in the U.S., and is subject to a gradual U.S. federal corporate income tax of 15% to 35%. The State of Nevada does not impose any corporate state income tax. Kirin China is incorporated in the British Virgin Islands.  Under the current laws of the British Virgin Islands, Kirin China is not subject to tax on income or capital gains.  In addition, no British Virgin Islands withholding tax is imposed upon payments of dividends by Kirin China. Kirin Development is incorporated in Hong Kong.  Kirin Development did not earn any income that was derived in Hong Kong for the period from its date of incorporation to September 30, 2011 and therefore was not subject to Hong Kong Profits Tax. The payments of dividends by Hong Kong companies are not subject to any Hong Kong withholding tax.

The Company’s subsidiary and VIEs in China are subject to PRC Enterprise Income Tax (EIT) on taxable income. According to PRC tax laws and regulations, China subsidiary and VIEs are subject to EIT with the tax rate 25% since January 1, 2008, except that deemed profit method is applied to Xingtai Zhongding Construction Project Management Co., Ltd., which local tax authorities levy income tax based on deemed profit of 8% of revenue. A withholding income tax rate of 5% is applied if Kirin Management, the wholly-owned foreign enterprise, distributes dividends to its immediate holding company, Kirin Development. The Company has not recorded tax provision for U.S. tax purposes as they have no assessable profits arising in or derived from the United States and intends to permanently reinvest accumulated earnings in the PRC operations in the foreseeable future.

Income tax expenses for the nine months ended September 30, 2011 and 2010 are summarized as follows:

	Nine Months Ended September 30,
	2011	2010
	(Unaudited)	(Unaudited)

Current
EIT expense	$-	$217,837
Unrecognized tax uncertainty benefit	1,095,141	1,469,119
LAT expense	722,547	359,890
Deferred tax (benefit) expense	(250,169)	853,494

	$1,567,519	$2,900,340

Income tax expenses for the three months ended September 30, 2011 and 2010 are summarized as follows:

	Three Months Ended September 30,
	2011	2010
	(Unaudited)	(Unaudited)

Current
EIT expense	$-	$217,837
Unrecognized tax uncertainty benefit	533,916	741,220
LAT expense	371,711	(643,022)
Deferred tax (benefit) expense	(143,551)	748,715

	$762,076	$1,064,750

A reconciliation between taxes computed at the PRC statutory rate of 25% and the Company’s effective tax rate for the nine months ended September 30, 2011 and 2010 is as follows:

	Nine Months Ended September 30,
	2011	2010
	(Unaudited)	(Unaudited)

EIT at the PRC statutory rate of 25%	$985,866	$2,350,306
LAT expense	722,547	359,890
EIT benefit of LAT	(180,637)	(89,972)
Others	39,743	280,116

	$1,567,519	$2,900,340

(2)  Liability for unrecognized tax benefit

A reconciliation of the beginning and ending amount of liability associated with unrecognized tax benefit for the nine months ended September 30, 2011 and the year ended December 31, 2010 is as follows:

	Nine Months Ended September 30, 2011	Year Ended December 31, 2010
	(Unaudited)

Unrecognized tax benefit, as the beginning of the period or year	$4,318,008	$1,872,111
Increase due to government grant earned	1,095,141	2,323,422
Movement in current year due to foreign exchange rate fluctuation	159,502	122,475

Unrecognized tax benefit, as the end of the period or year	$5,572,651	$4,318,008

The liability for unrecognized tax benefit is related to the government grant earned by the Company for the development of Kirin County project.  Because the grant is given by local government which received proceeds of the related land use rights through public auction, it is prevailing practice that the entities receive such grants do not include earned grant in taxable income. The Company believes that the possibility exists for local or higher tax authorities re-evaluate this tax position and reverse current practice. The unrecognized tax benefit, if ultimately recognized, will impact the effective tax rate. The Company did not accrue potential penalties and interest related to the unrecognized tax befit on the basis that tax authorities would unlikely levy penalties and interest. The Company does not expect changes in unrecognized tax benefit as of September 30, 2011 to be material in the next twelve months.

In accordance with PRC tax administration law and regulations, tax authorities generally have up to five years to claw back underpaid tax plus penalties and interests.  In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation.  Accordingly, the Company’s PRC subsidiary and VIEs tax years from 2006 to 2010 remains subject to examination by tax authorities.

(3)  Deferred tax

The tax effects of temporary differences that give rise to the following approximate deferred tax assets and liabilities as of September 30, 2011 and December 31, 2010 are presented below.

	September 30, 2011	December 31, 2010
	(Unaudited)

Deferred tax assets
Operating loss carry forward	$1,469,929	$418,116
Excess of interest expense	774,937	188,576
Excess of advertising expense	60,990	49,229

Offsetting with deferred tax liabilities	(1,534,183)	(570,469)

Net deferred tax assets	$771,673	$85,452

Deferred tax liability
Revenue recognized based on percentage-of-completion	$7,529,690	$5,960,005
Offsetting with deferred tax assets	(1,534,183)	(570,469)

Net deferred tax liabilities	$5,995,507	$5,389,536

Other Taxes Payable	9 Months Ended
Sep. 30, 2011
Other Taxes Payable [Abstract]
Other Taxes Payable [Text Block]
Note 11 –	Other Taxes Payable

Other taxes payable consisted of the following:

	September 30,	December 31,
	2011	2010
	(Unaudited)

Business tax and related urban construction tax and education surcharge	$1,292,431	$2,905,065
LAT	2,283,488	31,663

	$3,575,919	$2,936,728

Financial Institution Loans	9 Months Ended
Sep. 30, 2011
Long-Term Debt, By Current and Noncurrent [Abstract]
Long-term Debt [Text Block]
Note 12 –	Financial Institution Loans

Financial institution loans as of September 30, 2011 and December 31, 2010 consisted of the following:

	September 30, 2011	December 31, 2010
	(Unaudited)

Loans from Industrial and Commercial Bank of China, Xingtai Yejin Branch (“ICBC 2010 Loans”)
Due September 8, 2012, at 7.79% per annum	$2,655,503	$2,571,162
Due December 8, 2012, at 7.79% per annum	7,810,303	7,562,237
Due March 8, 2013, at 7.79% per annum	3,436,533	3,327,384
Due March 8, 2013, at 7.79% per annum	4,373,770	4,234,852
	18,276,109	17,695,635

Loans from Industrial and Commercial Bank of China, Xingtai Yejin Branch (“ICBC 2011 Loans”)		-
Due March 3, 2012, at 10.24% per annum	1,562,061	-
Due June 3, 2012, at 9.635% per annum	4,686,182	-
Due September 3, 2012, at 9.635% per annum	2,030,679	-
	8,278,922

Loans from Association of Xingtai Chengjiao Rural Credit Cooperative Union Association (“Credit Union 2009 Loan”)
Due June 25, 2011, at 10.26% per annum	-	1,512,448
	-	1,512,448

Loans from Association of Xingtai Chengjiao Rural Credit Cooperative Union Association (“Credit Union 2011 Loan”)
Due June 18, 2012, at 12.62% per annum	2,343,091	-
		-

Syndicated loans arranged by Xingtai Chengjiao Rural Credit Cooperative Union Association (“Syndicated Loans”)		-
Due December 5, 2012, at 10.58% per annum	10,465,807	-
Due December 6, 2012, at 10.58% per annum	2,030,679	-
	12,496,486	-

	$41,394,608	$19,208,083

The loans’ terms are between two to three years and are all denominated in RMB.

Credit Union 2009 Loan, Credit Union 2011 Loan, and Syndicated Loans are fixed interest loans.  ICBC 2010 Loans and ICBC 2011 Loans are floating rate loans whose rates are set at 10% above 1-to-3 year base borrowing rate stipulated by the People’s Bank of China at the date of each drawdown, and are subject to revision every 12 months.  The Company also paid financing service fees for ICBC 2010 Loans, ICBC 2011 Loans and Syndicated Loans.  The financing service fees were paid prior to financial institution releasing loans to the Company as prepaid interests, and have been included in the determination of respective loans’ effective interest rates.

As of September 30, 2011 and December 31, 2010, the Company’s financial institution loans balances were secured by the Company’s real estate held for development with carrying value of $68,092,735 and $22,595,270, respectively.

Pursuant to covenants of the ICBC 2010 Loans, Xingtai Zhongding is required, among other things, to make no distributions to its equity holders before the loans are fully repaid, and to obtain the lender’s consent for any decrease in registered capital, transfer of material assets or shares of Xingtai Zhongding, and certain other activities which may adversely affect Xingtai Zhongding’s ability to repay the loan.  As of September 30, 2011, Xingtai Zhongding was in compliance with the applicable terms of all of ICBC Loans’ covenants.

Stockholders' Equity	9 Months Ended
Sep. 30, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 13 –	Stockholders’ Equity

On March 1, 2011, the Company completed the first closing of the Offering on sales of 69,000 Units for a total of $1,380,000, each consisting of 4 shares of common stock, a three-year Series A Warrant and a three-year Series B Warrant to purchase 1 share of common stock of the Company at an exercise price of $6.25 per share and $7.50 per share, respectively, subject to possible standard anti-dilutive adjustments.The Company received net proceeds from the issuance of the Units of $498,085 after payment of $881,915 of offering costs, which were charged to additional paid-in capital.

On July 15, 2011, the Company completed the second closing of the Offering.  An aggregate of 100,004 Units were sold in the second closing of the Offering for gross proceeds of $2,000,080.  As a result of the second closing of the Offering, Kirin International Holding, Inc. issued an aggregate of 400,016 shares of its Shares and warrants to acquire an aggregate of 200,008 shares of common stock to the investors in the second closing of the Offering.The Company received net proceeds from the issuance of the Units of $1,553,556 after payment of $446,524 of offering costs, which were charged to additional paid-in capital.

In connection with the initial and the second closing of the Offering, Kirin International Holding, Inc. issued warrants to acquire an aggregate of 54,082 shares of the company’s common stock (the “Agent Warrants”).  The Agent Warrants are exercisable for a period of five years from the original issuance date with an exercise price of $5.00 per share.  The exercise prices of the Agent Warrants are subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances.

Revenue	9 Months Ended
Sep. 30, 2011
Revenues [Abstract]
Revenue [Text Block]
Note 14 –	Revenue

The Company’s revenue recognized under different methods for the nine months ended September 30, 2011 and 2010 were as follows:

	Nine Months Ended September 30,
	2011	2010
	(Unaudited)	(Unaudited)

Percentage-of-Completion method
Kirin County	$21,116,800	$18,781,699
Full accrual method
Wancheng New World	-	927,259

	$21,116,800	$19,708,958

The Company’s revenue recognized under different methods for the three months ended September 30, 2011 and 2010 were as follows:

	Three Months Ended September 30,
	2011	2010
	(Unaudited)	(Unaudited)

Percentage-of-Completion method
Kirin County	$10,502,842	$9,728,117
Full accrual method
Wancheng New World	-	144,655

	$10,502,842	$9,872,772

Earnings per Share	9 Months Ended
Sep. 30, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
Note 15 –	Earnings per Share

Basic net income per share is computed using the weighted average number of common shares outstanding during the period. Diluted net income per share is computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. Potential common shares comprise shares issuable upon the exercise of Series A Warrants, Series B Warrants and Agent Warrants, using the treasury stock method. The reconciliation of the numerators and denominators of the basic and diluted EPS computations for income from continuing operations is shown as follows:

	Nine Months Ended September 30,
	2011	2010
	(Unaudited)	(Unaudited)

Net income	$2,375,945	$6,500,883
Basic earnings per share	$0.12	$0.35
Basic weighted average shares outstanding	19,798,131	18,547,297
Diluted earnings per share	$0.12	$0.35
Diluted weighted average shares outstanding	19,799,261	18,547,297

	Three Months Ended September 30,
	2011	2010
	(Unaudited)	(Unaudited)

Net income	$1,283,628	$4,387,084
Basic earnings per share	$0.06	$0.24
Basic weighted average shares outstanding	20,334,796	18,547,297
Diluted earnings per share	$0.06	$0.24
Diluted weighted average shares outstanding	20,338,320	18,547,297

Series A Warrants and Series B Warrants to acquire 138,000 shares of common stock were not included in the computation of diluted EPS because the effect would have been anti-dilutive.  Agent Warrants to acquire 54,082 shares of common stock had a dilutive effect for the nine and three months ended September 30, 2011, and incremental shares of 1,130 shares and 3,524 shares had been included in the calculation of diluted weighted average shares outstanding for the nine and three months ended September 30, 2011, respectively.  These warrants were still outstanding as of September30, 2011.

Related Party Tranactions and Balances	9 Months Ended
Sep. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 16 –	Related Party Transactions and Balances

In 2008, a VIE of the Company, Xingtai Zhongding, was entitled to a government grant of $22,981,000.  Cash representing the grant has been transmitted to an escrow account held by Business Investment, a trust equity owner of Xingtai Zhongding, and was available for Xingtai Zhongding’s drawdown in accordance with the construction progress of Kirin County project.  For the nine months ended September 30, 2011 and 2010, the Company was entitled to a drawdown of $4,380,565 and $6,346,595 earned government grant from Business Investment. As at September30, 2011 and December 31, 2010, accumulated earned government grant of $19,941,213 and $16,844,938 was used to repay working capital provided by Jianfeng Guo, the controlling beneficiary owner of the Company (see below), and $2,155,644 and $nil was available for future drawdown.

Jianfeng Guo, through various affiliate companies and individuals, provided working capital to and/or withdrew fund from the Company from time to time. At each quarter and year end, affiliate companies and individuals which have receivable balances from and/or payable balances to the Company on Jianfeng Guo’s behalf, reassigned their balances to Jianfeng Guo pursuant to existing arrangements, as recited by multi-party agreements entered into between Jianfeng Guo, related affiliate companies and individuals, and the Company. As at September 30, 2011,the Company had receivables from related parties of $986,035, representing balances not assigned to Jianfeng Guo.  As at December 31, 2010, the Company had a payable balance to Jianfeng Guo of $3,840,111. These balances were unsecured, interest-free and did not have a specific repayment date.

Subsequent Events	9 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note1 7 –	Subsequent Events

Management has considered all events occurring through the date of consolidated financial statements have been issued, and has determined that there are no such events that are material to the consolidated financial statements, or all such material events have been fully disclosed.